SCHEDULE OF INVESTMENTS
Energy (in thousands)	MARCH 31, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value
Energy
Integrated Oil & Gas – 3.9%
Chevron Corp.	7	$813
Suncor Energy, Inc.	31	991

		1,804

Oil & Gas Drilling – 6.9%
Ensco plc(A)	203	798
Patterson-UTI Energy, Inc.	83	1,170
Transocean, Inc.(B)	140	1,221

		3,189

Oil & Gas Equipment & Services – 27.0%
Baker Hughes, Inc.	32	894
C&J Energy Services, Inc.(B)	42	645
Cactus, Inc., Class A(B)	39	1,375
Core Laboratories N.V.	11	762
Dril-Quip, Inc.(B)	22	1,025
FMC Technologies, Inc.	39	923
Frank’s International N.V.(B)	63	391
FTS International, Inc.(B)	64	636
Halliburton Co.	52	1,522
Helix Energy Solutions Group, Inc.(B)	89	707
Liberty Oilfield Services, Inc., Class A(A)	34	528
National Oilwell Varco, Inc.	17	451
ProPetro Holding Corp.(B)	53	1,195
Schlumberger Ltd.	32	1,414

		12,468

Oil & Gas Exploration & Production – 39.6%
Anadarko Petroleum Corp.	25	1,123
Centennial Resource Development, Inc., Class A(A)(B)	46	402
Concho Resources, Inc.	23	2,503
Continental Resources, Inc.(B)	44	1,970
Diamondback Energy, Inc.	17	1,675
EOG Resources, Inc.	17	1,585
Marathon Oil Corp.	83	1,392
Oasis Petroleum LLC(B)	130	783
Parsley Energy, Inc., Class A(B)	76	1,464
Pioneer Natural Resources Co.	12	1,850
Viper Energy Partners L.P.	28	922
Whiting Petroleum Corp.(B)	40	1,045
WPX Energy, Inc.(B)	120	1,576

		18,290

Oil & Gas Refining & Marketing – 12.7%
Marathon Petroleum Corp.	26	1,556
PBF Energy, Inc., Class A	30	945
Phillips 66	18	1,669
Valero Energy Corp.	20	1,680

		5,850

Oil & Gas Storage & Transportation – 3.4%
Energy Transfer L.P.	24	366
Enterprise Products Partners L.P.	33	947
MPLX L.P.	9	281

		1,594

Total Energy - 93.5%		43,195

Industrials
Industrial Machinery – 1.7%
Dover Corp.(B)	19	793

Total Industrials - 1.7%		793

Information Technology
Data Processing & Outsourced Services – 2.9%
Wright Express Corp.(B)	7	1,325

Total Information Technology - 2.9%		1,325

TOTAL COMMON STOCKS – 98.1%		$45,313

(Cost: $60,293)

SHORT-TERM SECURITIES	Principal
Master Note - 1.8%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.710%, 4-5-19(C)	$852	852

TOTAL SHORT-TERM SECURITIES – 1.8%		$852

(Cost: $852)

TOTAL INVESTMENT SECURITIES – 99.9%		$46,165

(Cost: $61,145)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		39

NET ASSETS – 100.0%		$46,204

Notes to Schedule of Investments

(A)	All or a portion of securities with an aggregate value of $1,449 are on loan.
(B)	No dividends were paid during the preceding 12 months.
(C)

Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$45,313	$—	$—
Short-Term Securities	—	852	—

Total	$45,313	$852	$—

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at March 31, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$61,145

Gross unrealized appreciation	1,844
Gross unrealized depreciation	(16,824)

Net unrealized depreciation	$(14,980)